INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9INTANGIBLE ASSETS

ACQUISITIONS AND DISPOSALS

The intangible assets acquired in the six and three-month periods ended June 30 included the following:

	Six-month period		Three-month period
	2018	2017	2018	2017

Telecommunications licenses, frequencies and permissions	490	317	90	312
Software	112	80	72	37
Other intangible assets	22	2	2	—

Total intangible assets acquired	624	399	164	349

With the exception of the spectrum acquisitions described below, foreign currency translation differences and amortization charges, there were no material changes to intangible assets during the six and three-month periods ended June 30, 2018. Included in amortization charge for both the six and three-month periods is US$21 of accelerated amortization pertaining to brands and trademarks in Pakistan.

For the six and three-month periods ended June 30, 2018 and 2017, there were no impairment losses recognized in respect of intangible assets.

Acquisition of spectrum in Ukraine

In January 2018, the Company’s wholly-owned subsidiary in Ukraine, Kyivstar, secured one of three licenses to provide nationwide 4G/LTE services, subject to final regulatory approvals. Kyivstar paid UAH 0.9 billion (US$32) for 15MHz (paired) of contiguous frequency in the 2600 MHz band.

In addition, in March 2018, Kyivstar was awarded the following spectrum in the 1800MHz band suitable for 4G/LTE:

•	25MHz (paired) at UAH 1.325 billion (US$47); and

•	two lots of 5MHz (paired) at UAH 1.512 billion (US$53).

Acquisition of additional spectrum and 4G/LTE License in Bangladesh

In February 2018, the Company’s wholly-owned subsidiary in Bangladesh, Banglalink, was awarded technology neutral spectrum in the 1800 and 2100 MHz bands.

Banglalink will pay a total of US$308.6 for the spectrum excluding VAT. An upfront payment of 60% for the spectrum was paid in February 2018, with the remaining 40% payable over four years. In addition, Banglalink has paid US$35 to convert its existing spectrum holding in 900MHz and 1800MHz into technology neutral spectrum and a fee of BDT 100 million (US$1.2) to acquire the 4G/LTE license.

GOODWILL

The movement in goodwill for the Group, per cash generating unit (“CGU”), consisted of the following for the six-month period ended June 30, 2018:

CGU	June 30, 2018	Currency translation	December 31, 2017

Russia	2,235	(199)	2,434
Algeria	1,308	(32)	1,340
Pakistan	222	(22)	244
Kazakhstan	172	(5)	177
Kyrgyzstan	130	2	128
Uzbekistan	47	1	46
Armenia	25	—	25

Total	4,139	(255)	4,394

Goodwill is tested for impairment annually (at October 1) or when circumstances indicate the carrying value may be impaired. The Company’s impairment test for goodwill is primarily based on fair value less cost of disposal calculations that use a discounted cash flow model. The key assumptions used to determine the recoverable amount for the different CGU’s were disclosed in the annual consolidated financial statements as of and for the year ended December 31, 2017.

The Company considers the relationship between its market capitalization and its book value, as well as weighted average cost of capital and the quarterly financial performances of each CGU when reviewing for indicators of impairment in interim periods.

There was no goodwill impairment recorded in the first half of 2018 or 2017.